UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2017
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2017	January 31, 2016
Cash and U.S. Government securities	$14,151,226	$8,783,882
Distribution payable	(1,836,801)	(656,001)

Unallocated cash and U.S. Government securities	$12,314,425	$8,127,881

Schedule of reconciliation of Trust's Unallocated Reserve

Unallocated Reserve, January 31, 2016	$8,989,164

Net income, twelve months ended January 31, 2017	9,613,112
Distributions declared	(8,396,806)

Unallocated Reserve, January 31, 2017	$10,205,470